Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$32,989,082	$75,758,781
Liabilities:
Warrant Liability – Public Warrants	1	$300,000	$2,398,500
Warrant Liability – Private Placement Warrants	3	$300,000	$2,398,500

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the accompanying condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented in the condensed consolidated statements of operations.

The Warrants were valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the ordinary shares. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price will be used as the fair value as of each relevant date.

The following table provides quantitative information regarding Level 3 fair value measurements:

	June 30, 2022	December 31, 2021
Risk-free interest rate	2.97%	1.14%
Expected volatility	2.80%	12.3%
Exercise price	$11.50	$11.50
Stock Price	$10.08	$10.00

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2021	2,398,500	2,398,500	4,797,000
Change in valuation inputs	(1,798,912)	(1,798,912)	(3,597,824)
Fair value as of March 31, 2022	599,588	599,588	1,199,176
Change in valuation inputs	(299,588)	(299,588)	(599,176)
Fair value as of June 30, 2022	300,000	300,000	600,000

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the three and six months ended June 30, 2022.

At June 30, 2022, the Convertible Promissory Note was valued by estimating the value of debt component and the debt conversion option. A discounted cash flow method was used to value the debt component and a Black-Scholes model was used to value the debt conversion option. The value of debt component and the value of the debt conversion option was used to derive the fair value of Convertible Promissory Note. The discounted cash flow method and the Black-Scholes model are considered a form of the income approach, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the Convertible Promissory Note is the expected volatility of the ordinary share, which underlines the price of warrants into which the Convertible Promissory Note may be converted into. This liability is subject to re-measurement at each balance sheet date and loan withdrawal date until exercised, and any change in fair value is recognized in the Company’s condensed consolidated statements of operations. The fair value of the loan as of June 30, 2022, was $103,000, which resulted in a change in fair value of the Convertible Promissory Note of $600 recorded in the condensed consolidated statement of operations for the six months ended June 30, 2022.

The following table presents the quantitative information regarding Level 3 fair value measurements for the Convertible Promissory Notes:

Input:	May 19, 2022	June 30, 2022
Risk-free interest rate	2.77%	2.99%
Expected term (years)	5.36	5.25
Expected volatility	2.1%	2.8%
Exercise price	11.50	$11.50
Fair value of Units	9.38	$10.08
Probability of Business Combination	60%	60%

The following table presents the changes in the fair value of the Level 3 Convertible Promissory Notes as of June 30, 2022:

Total
Initial measurement as of May 19, 2022	$—
Proceeds received through convertible note – related party	173,820
Change in fair value	(70,820)

Fair value as of June 30, 2022	$103,000

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the six months ended June 30, 2022 for the Convertible Promissory Notes.

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$75,758,781	$75,751,204

Liabilities:
Warrant Liabilities – Public Warrants	1	$2,398,500	$10,350,000
Warrant Liabilities – Private Placement Warrants	3	$2,398,500	$10,350,000

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the accompanying balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented in the statements of operations.

The Warrants were valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the ordinary shares. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price will be used as the fair value as of each relevant date.

The following table provides quantitative information regarding Level 3 fair value measurements:

	December 31, 2021	December 31, 2020
Risk-free interest rate	1.14%	0.39%
Trading days per year	252	252
Expected volatility	12.3%	34.4%
Exercise price	$11.50	$11.50
Stock Price	$10.00	$10.19

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$10,350,000	$10,350,000	$20,700,000
Change in valuation inputs	(7,951,500)	(7,951,500)	(15,903,000)
Fair value as of December 31, 2021	2,398,500	2,398,500	4,797,000

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the year ended December 31, 2021.